Financial instruments - Summary of the Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitment subject to possible redemption
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	$ 54,053	$ 187,356
Gross obligation under put option
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	18,258	92,926
Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	227,971	0
Client Funds Payable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	18,704	17,055
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	22,438	15,836
Consideration Payable On Acquisition [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	184,597	35,029
Suppliers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	41,788	4,808
Derivative Financial Instruments - Warrants [Member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	6,143	321
Derivative Financial Instruments - Forward Exchange Contracts [Member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	17,686	0
Contingent consideration payable on acquisition | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	38,628	18,201
Accounts receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	221,202	138,760
Accounts receivables | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	12,332	3,503
Cash And Bank Accounts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	33,418	16,050
Client Funds On Deposit [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	18,704	17,055
Project Advances [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	7,577	19,586
Deposit/Guarantee On Lease Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	2,247	2,012
Short-Term Investments1 [Member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	4,956	17,164
Investments held in trust account | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	54,053	187,356
Long-Term Investments, Lavaro [Member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	11,337	20,166
Long-Term Investments, Lavaro [Member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	17,354	9,945
Long-Term Investments, Patria Growth Capital Fund I [Member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	0	18,707
Long-Term Investments - KMP Growth Fund II [Member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	20,525	8,917
Derivative Financial Instruments - The One Real Estate Investment Fund call options [Member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	0	310
Derivative Financial Instruments - VBI Call Option [Member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	3,578	2,896
Other financial assets – Energy trading contracts [Member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	$ 25,169	$ 0